REVENUES BY PRODUCT (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule revenues by product

	June 30,
	2024	2025
	US$’000	US$’000
Sale of sugar	44,891	60,772
Sale of rice	13,964	19,732
Sale of oils and fats	8,021	14,519
Sale of others	–	13
	66,876	95,036

Schedule of information by product type

	For the six-month period ended June 30, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	44,891	13,964	8,021	–	66,876
Gross Profit	1,131	999	787	–	2,917

	For the six-month period ended June 30, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	60,772	19,732	14,519	13	95,036
Gross Profit	921	899	805	5	2,630

Schedule of information by geographic region

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Africa	40,112	66,162
China	5,762	15,232
Vietnam	2,734	1,252
Philippines	1,402	1,652
Thailand	8,662	1,589
Singapore	4,923	4,825
Malaysia	–	2,197
Other countries	3,281	2,127
Total	66,876	95,036

Schedule of revenue by timing

	For the six-month period ended June 30, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	60,772	19,732	14,519	13	95,036

	For the six-month period ended June 30, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	44,891	13,964	8,021	–	66,876